Capitalized Internal Use Software - Summary of Capitalized Internal Use Software and Accumulated Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Gross carrying amount	$ 6,611	$ 5,555
Accumulated amortization	(1,534)
Capitalized internal-use software, net	$ 5,077	$ 5,555